Marketable Securities And Other Investments (Loss On Investments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 4,524	¥ 43,049
Available-for- sale, Gross unrealized holding losses, Less than 12 months	1,162	11,481
Available-for-sale, Fair value, 12 months or longer	2,440	3,382
Available-for- sale, Gross unrealized holding losses, 12 months or longer	701	1,157
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	4,852	983
Available-for- sale, Gross unrealized holding losses, Less than 12 months	231	320
Available-for-sale, Fair value, 12 months or longer	865	4,612
Available-for- sale, Gross unrealized holding losses, 12 months or longer	250	473
Held-to-maturity, Fair value, Less than 12 months		198
Held-to-maturity, Gross unrealized holding losses, Less than 12 months		2
Held-to-maturity, Fair value, 12 months or longer
Held-to-maturity, Gross unrealized holding losses, 12 months or longer